INCOME TAX (Details 2)	12 Months Ended
Sep. 30, 2021
Income Tax
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in fair value of warrant liabilities	1.52%
Valuation allowance	19.48%
Income tax provision	0.00%